Income (loss) per share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income (Loss) Per Share [Abstract]
Number of instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	3,479,983	5,959,104	5,145,914